Delaware VIP® Trust — Delaware VIP Equity Income Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.09%			Common Stock (continued)
Communication Services - 11.65%			Information Technology - 12.83%
AT&T	95,100$	2,772,165	Broadcom	12,100	$2,868,910
Comcast Class A	70,368	2,419,252	Cisco Systems	75,000	2,948,250
Verizon Communications	59,500	3,196,935	Intel	52,400	2,835,888
Walt Disney	23,022	2,223,925	Oracle	62,800	3,035,124
		10,612,277			11,688,172
Consumer Discretionary - 5.85%			Materials - 2.42%
Dollar Tree †	36,000	2,644,920	DuPont de Nemours	64,700	2,206,270
Lowe’s	31,200	2,684,760			2,206,270
		5,329,680	Real Estate - 2.77%
Consumer Staples - 10.31%			Equity Residential	40,800	2,517,768
Archer-Daniels-Midland	90,100	3,169,718			2,517,768
Conagra Brands	108,700	3,189,258	Utilities - 3.14%
Mondelez International Class A	60,600	3,034,848	Edison International	52,200	2,860,038
		9,393,824			2,860,038
Energy - 3.76%			Total Common Stock
ConocoPhillips	62,200	1,915,760
			(cost $105,027,207)		89,348,763
Marathon Oil	159,248	523,926
Occidental Petroleum	84,900	983,142	Short-Term Investments - 1.20%
		3,422,828	Money Market Mutual Funds - 1.20%
Financials - 13.36%			BlackRock FedFund - Institutional
Allstate	32,700	2,999,571	Shares (seven-day effective yield
American International Group	70,200	1,702,350	0.33%)	217,867	217,866
Bank of New York Mellon	78,100	2,630,408	Fidelity Investments Money Market
Marsh & McLennan	31,200	2,697,552	Government Portfolio - Class I
Truist Financial	69,400	2,140,296	(seven-day effective yield 0.30%)	217,867	217,867
		12,170,177	GS Financial Square Government
Healthcare - 23.87%			Fund - Institutional Shares (seven-day
Abbott Laboratories	36,600	2,888,106	effective yield 0.34%)	217,867	217,867
Cardinal Health	61,800	2,962,692	Morgan Stanley Government
Cigna	16,900	2,994,342	Portfolio - Institutional Share Class
CVS Health	53,400	3,168,222	(seven-day effective yield 0.22%)	217,867	217,867
Johnson & Johnson	24,000	3,147,120	State Street Institutional US Government
Merck & Co	43,100	3,316,114	Money Market Fund - Investor Class
Pfizer	100,000	3,264,000	(seven-day effective yield 0.24%)	217,867	217,867
		21,740,596	Total Short-Term Investments
Industrials - 8.13%			(cost $1,089,334)		1,089,334
Caterpillar	14,528	1,685,829
Northrop Grumman	9,400	2,843,970
Raytheon	17,800	2,334,470
Waste Management	5,865	542,864
		7,407,133

Total Value of Securities - 99.29%
(cost $106,116,541)					90,438,097
Receivables and Other Assets Net of Liabilities - 0.71%					646,325
Net Assets Applicable to 5,548,303 Shares Outstanding - 100.00%					$91,084,422

† Non-income producing security.
GS - Goldman Sachs

NQ-FL1 [3/20] 5/20 (1178265) Equity Income Series-1